Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Federal or state income taxes benefit
Net operating loss carryforwards	$ 12,309,420	3,932,470
Utilization limited taxable income percentage	80.00%
Income tax valuation allowance increased	$ 11,735,012	2,733,136
Unrecognized tax benefits
Interest or penalties